Fair Value Measurements (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 14, 2021	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Fair Value Measurements (Details) [Line Items]
Changes in fair value			$ 592,000	$ 1,403,000
Relative fair of the debt proceeds	$ 1,526,000	$ 2,316,000
Common Stock Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Relative fair of the debt proceeds		2,316
Series C Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Changes in fair value		$ 253,000			$ 5,816,000
Expected dividend yield			100.00%